AS FILED WITH THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  DECEMBER  19, 2002
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                                    Pre-Effective Amendment No. ___          [ ]


                                    Post-Effective Amendment No. 146         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                                     Amendment No. 147                       [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (626) 765-5344
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on December 30, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment






                                     [LOGO]

                                   Prospectus


                                December 30, 2002




           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.




                                  PORTFOLIO 21
                  a series of Professionally Managed Portfolios


    Portfolio 21 is a global growth stock mutual fund. The Portfolio seeks to provide investors with long-term growth of capital. Progressive Investment
       Management Corporation is the investment advisor to the Portfolio.


                                Table of Contents


AN OVERVIEW OF THE PORTFOLIO...................................................3
PERFORMANCE....................................................................5
FEES AND EXPENSES..............................................................6
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................7
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO..................................9
INVESTMENT ADVISOR............................................................10
SHAREHOLDER INFORMATION.......................................................11
PRICING OF PORTFOLIO SHARES...................................................16
DIVIDENDS AND DISTRIBUTIONS...................................................16
TAX CONSEQUENCES..............................................................16
RULE 12B-1 FEES...............................................................17
FINANCIAL HIGHLIGHTS..........................................................18
PRIVACY NOTICE.................................................Inside Back Cover




                                  PORTFOLIO 21

AN OVERVIEW OF THE PORTFOLIO

What is the         Portfolio  21 is a global  growth  stock  equity  fund.  The
Portfolio's         Portfolio seeks long-term growth of capital.
goal?


What are the        The Portfolio primarily invests in common stocks of domestic
Portfolio's         and foreign companies of any size market capitalization that
principal           satisfy certain environmental  responsibility criteria. Such
investment          companies    must    also    exhibit    certain    financial
strategies?         characteristics   that  indicate   positive   prospects  for
                    long-term  earnings growth.  Portfolio 21 refers to the 21st century  and the forward  thinking  that will be required to sustain us in the new century. In selecting  investments the
                    Advisor  concentrates  on those  companies  that have made a
                    commitment   to   environmental   sustainability   and  have
                    demonstrated   this   commitment   through  their   business
                    strategies, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

What are the        There  is the  risk  that  you  could  lose  money  on  your
principal           investment  in the  Portfolio.  The  following  risks  could
risks of            affect the value of your investment:
investing in
the Portfolio?

                    o    The stock market goes down
                    o Interest rates go up which can result in a decline in the equity market
                    o    Growth stocks fall out of favor with the stock market
                    o Stocks held by the Portfolio may not increase their earnings at the rate anticipated
                    o Securities of small- and medium-size capitalization companies involve greater risk than investing in larger-capitalization companies Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.
                    o Foreign securities markets may also be less liquid and more volatile than domestic markets, which may result in delays in settling securities transactions o The Portfolio's environmental policy could cause it to make or avoid investments that could result in the Portfolio under-performing similar funds that do not have an environmental policy


Who may want to     The Portfolio may be appropriate for investors who:
invest in the
Portfolio?

                    o Want an equity investment in companies that are environmentally responsible
                    o    Are pursuing a long-term goal such as retirement
                    o Want to add an investment with growth potential to diversify their investment portfolio
                    o Are willing to accept higher short-term risk along with higher potential for long-term growth

                    The Portfolio may not be appropriate for investors who:

                    o    Need  regular   income  or  stability  of  principal
                    o    Are pursuing a short-term goal



PERFORMANCE


     The following performance information indicates some of the risks of investing in the Portfolio. The bar chart below illustrates how the Portfolio's total return has varied from year to year. The table below illustrates the Portfolio's average annual return over time compared with a domestic broad-based market index, as wells as an index that measures a number of global markets. Remember, the Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


Calendar Year Total Return*

        2000    -4.28%
        2001    -5.11%


     *The Portfolio's year-to-date return as of 9/30/02 was -27.26%.

     During the period shown in the bar chart, the Portfolio's highest quarterly return was 16.67% for the quarter ended December 31, 2001 and the lowest quarterly return was -14.75% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2001


                                                                Since Inception
                                                  1 Year            (9/30/99)
                                                  ------        ----------------
Portfolio 21

    Return Before Taxes                           -5.11%         -0.l9%
    Return After Taxes on Distributions(1)        -5.24%         -0.27%
    Return After Taxes on Distributions
         And Sale of Portfolio Shares(1),(2)      -3.01%         -0.17%
S&P 500 Index(3)                                 -11.89%         -3.62%
MSCI World Index(4)                              -16.52%         -6.94%

--------------------

(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Portfolio shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(4) The MSCI World Index measures performance for a diverse range of developed country global stock markets, including, among other markets, the United States, Canada, Europe, Australia, New Zealand and markets in the Far East. The figures above reflect no deduction for fees, expenses or taxes and does not include reinvested dividends.


FEES AND EXPENSES


         The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Shareholder Fees
(fees paid directly from your investment)


Maximum sales charge (load) imposed on purchases.......................  None
Maximum deferred sales charge (load)...................................  None
Redemption Fee(1)......................................................  2.00%

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

Management Fees........................................................  1.00%
Distribution (12b-1) Fee...............................................  0.25%
Other Expenses(2)......................................................  1.17%
                                                                         ------
Total Annual Portfolio Operating Expenses..............................  2.42%
        Fee Reduction and/or Expense Reimbursement..................... (0.92)%
                                                                         -------
Net Annual Portfolio Operating Expenses(3).............................  1.50%
                                                                         ======

---------------

(1) You will pay a redemption fee of 2.00% on the value of shares you redeem that are held for less than sixty (60) days. This fee will not be imposed on Portfolio shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Portfolio and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
(2) Other expenses include custodian, transfer agency and other customary Portfolio expenses.
(3) The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Portfolio until terminated by the Portfolio to ensure that the Portfolio's Total Portfolio Annual Operating Expenses will not exceed 1.50%. If the Advisor does reduce its fees or pay Portfolio expenses, the Portfolio may reimburse the Advisor in future years. The Trustees may terminate this expense reimbursement arrangement at any time.


Example

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Portfolio's operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


           One Year...............................................    $   153
           Three Years............................................    $   474
           Five Years.............................................    $   818
           Ten Years..............................................    $ 1,791

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio's investment goal is long-term growth of capital. The Portfolio is a global growth stock equity fund.


     The Portfolio seeks to achieve its investment goal by investing primarily in the securities of issuers in established markets, selecting stocks for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may invest in domestic as well as foreign securities, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. EDRs have the same qualities as ADRs, except that they may be traded in European trading markets.

     When choosing foreign securities, the Portfolio may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Portfolio may restrict its investments in foreign securities, although under normal market circumstances typically at least 50% to 60% of the Portfolio's investments will be in foreign securities, either directly or through depositary receipts.


     The Portfolio concentrates its investments in companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor believes the essence of environmental sustainability is the acknowledgment of the limits of nature and society's dependence on nature. The Advisor's investment perspective recognizes the fundamental challenge we face: meeting human needs without undermining nature's ability to support our economy in the future. Some of these companies are changing the landscape of the industry they are in or are forcing others in their industry to catch up. Others have product lines that are ecologically superior to their competition. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

     Companies selected for consideration must display some or all of the following qualities:

     o    corporate   leadership  that  has  made  an  explicit   commitment  to
          sustainable practices and has allocated significant resources to achieve these goals;
     o earnings improvements that are derived from the efficient use and reuse of resources;
     o    ecologically superior product lines;
     o    investments in renewable energy;
     o    innovative transportation and distribution strategies; and/or
     o fair and efficient use of resources with respect to meeting human needs.

     The Advisor focuses on individual companies that meet their environmental sustainability criteria. The Advisor then considers the company's standing relative to its competition in such areas as the ecological impact of its products and services, investments in sustainable technologies and processes, resource efficiency, waste and pollution intensity and environmental management. Companies that meet these criteria are investigated further through a review of their financial and environmental statements, third party research and personal contact with company representatives.

     In addition to the environmental sustainability criteria, a company selected for the Portfolio must exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. These include some or all of the following:

     o    rising trends in revenues and earnings;
     o    sound balance sheet;
     o    increasing profit margins; and/or
     o    evolving product lines.

     The actual selection process is a bottom-up approach. This means that the Advisor concentrates on the specific characteristics of each company and then qualifies the company using financial and environmental criteria appropriate to their industry groups.

     On an ongoing basis, all companies are reviewed to confirm their continued commitment to sustainability. Decisions to sell a security will be made when one or both of the following occurs:

     o The company no longer meets the environmental sustainability criteria; and/or
     o    The company no longer meets minimum financial standards.

     In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Portfolio should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.


     Under normal market conditions, the Portfolio will stay fully invested in stocks according to the Portfolio's principal investment strategies as noted above. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective. To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund's advisory fees and operational expenses.


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

     The principal risks of investing in the Portfolio that may adversely affect the Portfolio's net asset value or total return have previously been summarized under "Principal Risks of Investing in the Portfolio." These risks are discussed in more detail below.

     Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.


     Small- and Medium-Size Companies Risk. Investing in securities of small- and medium-size companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

     Foreign Securities Risk. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. The Portfolio may be subject to some of the following risks when investing in foreign securities:

     o Currency Risk. Most foreign stocks are denominated in the currency of the stock exchange where they are traded. The Portfolio's net asset value is denominated in U.S. Dollars. The exchange rate between the U.S. Dollar and most foreign currencies fluctuates; therefore the net asset value of the Portfolio will be affected by a change in the exchange rate between the U.S. Dollar and the currencies in which the Portfolio's stocks are denominated. The Portfolio may also incur transaction costs associated with exchanging foreign currencies into U.S. Dollars.

     o Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

     o Market Concentration. Many foreign stock markets are more concentrated than the U.S. stock market since a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market than performance of a single company or group of companies would have on the U.S. stock market.

     o Expropriation Risk. Foreign governments may expropriate the Portfolio's investments either directly by restricting the Portfolio's ability to sell a security or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Portfolio's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Portfolio to pursue and collect a legal judgment against a foreign government.

     o Emerging Markets Risk. The Portfolio may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

     Some additional risks include: (1) economic and political instability; (2) less publicly available information; (3) less strict auditing, accounting and financial reporting requirements; (4) less governmental supervision and regulation of securities markets; (5) higher transaction costs; (6) potential adverse effects of the euro-conversion; and (7) greater possibility of not being able to sell securities on a timely basis.


     Environmental Sustainability Policy Risk. The Portfolio's environmental sustainability policy could cause it to under-perform similar funds that do not have such a policy. Among the reasons for this are (a) growth stocks that meet the Portfolio's environmental sustainability criteria could under-perform those stocks that do not meet this criteria; and (b) a company's environmental policies could cause the Portfolio to sell or not purchase stocks that subsequently perform well.

INVESTMENT ADVISOR


     Progressive Investment Management Corporation is the investment advisor to the Portfolio. The investment advisor's address is 721 N.W. Ninth Avenue, Suite 250, Portland, OR 97209. The investment advisor, which was established in 1987, provides socially responsible investment management services to individual and institutional investors and manages assets of approximately $166 million. The investment advisor provides advice on buying and selling securities. The investment advisor also furnishes the Portfolio with office space and certain administrative services and provides most of the personnel needed by the Portfolio. For its services, the Portfolio pays the investment advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended August 31, 2002, the Advisor received advisory fees of 0.08% of the Portfolio's average daily net assets, net of waiver.


     The Portfolio is managed by a committee of investment professionals associated with the Advisor.

Portfolio Expenses

     The Portfolio is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Portfolio to ensure that the Portfolio's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.50% of the Portfolio's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Portfolio if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Portfolio toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Portfolio expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Portfolio must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

How to Buy Shares


     There are several ways to purchase shares of the Portfolio. An Account Application, which accompanies this Prospectus, is used if you send money directly to the Portfolio by mail or by wire. If you have questions about how to invest according to the instructions below, or about how to complete the Account Application, please call 1-877-351-4115 Ext. 21. You may also buy shares of the Portfolio through your financial representative. After your account is open, you may add to it at any time. The Portfolio reserves the right to reject any purchase in whole or in part.


     You may buy and sell shares of the Portfolio through certain brokers (and their agents) that have made arrangements with the Portfolio to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Portfolio's Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio's prospectus.


     You may open a Portfolio account with $5,000 and add to your account at any time with $100 or more. You may open a retirement or tax-deferred account with $1,000, and add to your account at any time with $100 or more. Automatic investment plans allow you to open a Portfolio account with $1,000 and add to your account with $100 or more. The minimum investment requirements may be waived from time to time by the Portfolio.


     You may purchase shares of the Portfolio by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Portfolio does not issue share certificates. The Portfolio reserves the right to reject any purchase in whole or in part.

     By Mail. If you are making your first investment in the Portfolio, simply complete the Account Application included with this Prospectus and mail or overnight deliver it with a check (made payable to "Portfolio 21") to:


   Regular Mail:                         Overnight Delivery:
   Portfolio 21                          Portfolio 21
   c/o U.S. Bancorp Fund Services, LLC   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701                          615 East Michigan Street, 3rd Floor
   Milwaukee, WI 53201-0701              Milwaukee, WI 53201-0701

     Note: The Portfolio does not consider the U.S. Postal Service or other independent delivery services to be its agents.

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Portfolio 21" in the envelope provided with your statement to the address noted above. Your account number should be written on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

     By Wire. Please call the Transfer Agent toll free at 1-866-209-1962 prior to sending a wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. Call the Transfer Agent between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application accompanying this Prospectus. Please include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

         U.S. Bank, National Association
         425 Walnut Street
         Cincinnati, OH 45202
         ABA Number 0420-0001-3
         Credit: U.S. Bancorp Fund Services, LLC
         A/C #122-952-137
         FFC:  Portfolio 21
         Shareholder Registration
         Shareholder account number (if known)

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent at 1-866-209-1962. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Portfolio.


     Automatic Investment Plan. You may make regular investments through automatic periodic deductions from your bank checking account. Under this Plan, after your initial investment, you authorize the Portfolio to withdraw from your checking account each month an amount that you wish to invest which must be at least $100. If you wish to invest on a periodic basis, when opening your Portfolio account complete the Automatic Investment Plan section of the Account Application and mail it to the Portfolio at the address listed above. Current shareholders may choose at any time to enroll in the Automatic Investment Plan. Call 1-877-351-4115 Ext. 21 for instructions. The Portfolio may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. Your termination letter must be received by the Transfer Agent sufficiently in advance of the next scheduled withdrawal.

     Retirement Plans. The Portfolio offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling 1-877-351-4115 Ext. 21. If you wish to open another type of retirement plan, please contact your securities dealer.

How to Sell Shares

     You may sell (redeem) your Portfolio shares on any day the Portfolio and the NYSE are open for business either directly to the Portfolio or through your investment representative.

     By Mail. You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Call the Transfer Agent for details. You should send your redemption request to:


   Regular Mail:                          Overnight Delivery:
   Portfolio 21                           Portfolio 21
   c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701                           615 East Michigan Street, 3rd Floor
   Milwaukee, WI 53201-0701               Milwaukee, WI 53201-0701

     Signature Guarantee. To protect the Portfolio and its shareholders, a signature guarantee is required for all written redemption requests.
Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     By Telephone. If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-866-209-1962 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


     When you establish telephone privileges, you are authorizing the Portfolio and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Such persons may request that the shares in your account be redeemed. Redemption proceeds will be mailed to the address of record on your account or transferred to the bank account you have designated on your Account Application.


     Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Portfolio may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-209-1962 for instructions.


     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Portfolio. If you did not purchase your shares with a certified check or wire, the Portfolio may delay payment of your redemption proceeds for 15 days from the date of purchase or until your check has cleared, whichever occurs first.

     The Portfolio may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Portfolio takes any action.


     Short-term Trading. The Portfolio is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Portfolio's investment strategies and objectives and create additional transaction costs that are borne by all shareholders. For these reasons, the Portfolio will assess a 2.00% fee on redemptions of shares that are held for less than sixty (60) days. This fee will be paid to the Portfolio to help offset transaction costs and administrative expenses. This fee will not be imposed on Portfolio shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The Portfolio reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders.

     Redemption in Kind. The Portfolio has the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from the Portfolio's holdings. It is not expected that the Portfolio would do so except in unusual circumstances. If the Portfolio pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.


     Systematic Withdrawal Program. As another convenience, you may redeem your Portfolio shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Portfolio will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Portfolio account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Portfolio. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent at:


         Portfolio 21
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

     A withdrawal under the Systematic Withdrawal Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account may ultimately be depleted.


PRICING OF PORTFOLIO SHARES


     The price of the Portfolio's shares is based on the Portfolio's net asset value. This is calculated by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Portfolio's liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


     The net asset value of Portfolio shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will make distributions of dividends and capital gains, if any, at least annually, typically after year-end. The Portfolio will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in Portfolio shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Portfolio shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

     The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.


     By law, the Portfolio must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Portfolio to do so.


     If you sell your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

RULE 12B-1 FEES

     The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Portfolio to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for the payment of a distribution and service at the annual rate of 0.25% of the Portfolio's average daily net assets which are payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Portfolio shares and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

     This table shows the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much your investment in the Portfolio would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants. Their report and the Portfolio's financial statements are included in the Annual Report, which is available upon request.

For a capital share outstanding throughout each period

                                                                                                      September 30,
                                                               Year Ended          Year Ended             1999*
                                                               August 31,          August 31,            through
                                                                  2002                2001           August 31, 2000
                                                               ----------          -----------       ---------------
Net asset value, beginning of period.................           $19.52              $25.37              $21.00
                                                                 ------              ------              ------

Income from investment operations:
   Net investment income (loss)......................            (0.05)              (0.05)               0.02
   Net realized and  unrealized  gain (loss) on  investments     (2.67)              (5.78)               4.35
                                                                 ------              ------               ----

Total from investment operations.....................            (2.72)              (5.83)               4.37
                                                                 ------              ------               ----
Less distributions:
From net investment income...........................                -              (0.02)                   -

From net realized gain...............................            (0.13)                   -                   -
                                                                 ------              ------               -----

   Total distributions...............................            (0.13)              (0.02)                   -
                                                                 ------              ------               -----

Net asset value, end of period.......................           $16.67              $19.52              $25.37
                                                                 ======              ======              ======

   Total return .....................................           (14.04)%            (23.01)%             20.81%++

Ratios/supplemental data:
   Net assets, end of period (millions)..............           $15.2                $8.3                $7.3

Ratio of expenses to average net assets:
   Before fees waived and expenses absorbed .........             2.42%              3.11%               4.48%+
   After fees waived and expenses absorbed...........             1.50%              1.50%               1.50%+

Ratio of net investment income (loss) to average net assets:
   Before fees waived and expenses absorbed                      (1.27)%            (1.87)%             (2.84)%+
   After fees waived and expenses absorbed                       (0.35)%            (0.26)%              0.14%+

Portfolio turnover rate..............................             8.18%              5.31%               0.17%++

* Commencement of operations.
+ Annualized.
++ Not annualized.


PRIVACY NOTICE


The Portfolio collects non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


If you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.




                               Investment Advisor
                  Progressive Investment Management Corporation
                        721 N.W. Ninth Avenue, Suite 250
                             Portland, Oregon 97209
                             (877) 351-4115 Ext. 21

                                   Distributor
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                         U.S. Bank, National Association
                                425 Walnut Street
                             Cincinnati, Ohio 45202


              Transfer Agent, Fund Accountant & Fund Administrator
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                         Independent Public Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105




           a series of Professionally Managed Portfolios (the "Trust")
                               www.portfolio21.com


For investors who want more information about the Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Portfolio and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting the Portfolio at:

                                  Portfolio 21
                              721 N.W. Ninth Avenue
                                    Suite 250
                               Portland, OR 97209
                        Telephone: 1-877-351-4115 Ext. 21
                               www.portfolio21.com

You can review and copy information including the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Portfolio are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)




                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December 30, 2002



                                  PORTFOLIO 21
                  a series of Professionally Managed Portfolios

                        721 N.W. Ninth Avenue, Suite 250
                               Portland, OR 97209
                             (877) 351-4115 Ext. 21


This Statement of Additional Information ("SAI") is not a Prospectus and it should be read in conjunction with the Prospectus dated December 30, 2002, as may be revised, of Portfolio 21 (the "Portfolio"), a series of the Professionally Managed Portfolios (the "Trust"). Progressive Investment Management Corporation (the "Advisor"), is the investment advisor to the Portfolio. Copies of the Portfolio's Prospectus are available by calling the above number.

The Portfolio's financial statements for the fiscal year ended August 31, 2002, are incorporated herein by reference to the Portfolio's Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Portfolio as shown above.



AN OVERVIEW OF THE PORTFOLIO...................................................2
THE TRUST......................................................................7
INVESTMENT OBJECTIVE AND POLICIES..............................................7
INVESTMENT RESTRICTIONS.......................................................13
DISTRIBUTIONS AND TAX INFORMATION.............................................15
TRUSTEES AND EXECUTIVE OFFICERS...............................................18
THE PORTFOLIO'S INVESTMENT ADVISOR............................................23
SERVICE PROVIDERS.............................................................23
RULE 12B-1 DISTRIBUTION PLAN..................................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................25
PORTFOLIO TURNOVER............................................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................27
DETERMINATION OF NET ASSET VALUE..............................................30
PERFORMANCE INFORMATION.......................................................32
ANTI-MONEY LAUNDERING PROGRAM.................................................34
GENERAL INFORMATION...........................................................35
FINANCIAL STATEMENTS..........................................................36
APPENDIX......................................................................37



                          AN OVERVIEW OF THE PORTFOLIO


What is Portfolio 21?


Portfolio 21 is a no load mutual fund developed by the Advisor for individuals and institutions committed to investing in a sustainable future. Unlike a more traditionally screened investment program, Portfolio 21 concentrates on companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. Portfolio 21 refers to the 21st century and the forward thinking that will be required to sustain us in the new century. We believe that companies using sustainability principles as a core part of their business strategies are positioned to prosper in the future and are more efficient and profitable today.


Why Portfolio 21?

Ecological pressures such as population, consumption, and resource depletion are having a real and increasing effect on business and the world. The classic response of business has been to view environmental initiatives as harmful to the economy and the bottom line. However, a growing number of corporate leaders disagree.

Corporations must take a central role in creating a sustainable economy that does not undermine the productive capacity of nature. Many companies now recognize the enormous opportunity that exists to prosper by providing the products, services and technologies that are needed to create a sustainable society. These companies are developing cleaner energy sources, resource efficient production methods, products that are designed to be reused and rebuilt, raw materials that are benign, and processes that produce little or no waste. These companies are shaping a new economy that supports a healthy human balance with nature.

How is Portfolio 21 different from other socially responsible mutual funds?

There are several differences between Portfolio 21 and many of the other socially responsible mutual funds. While most socially responsible mutual funds use a broad range of social criteria, Portfolio 21 invests in companies that have taken affirmative steps toward incorporating environmental sustainability into their business strategies and activities. The goal is to identify companies that recognize the ecological crisis and are positioning themselves to benefit from a new approach to business.

Portfolio 21 uses environmental sustainability as the primary determinant for inclusion in the portfolio. We believe that the long-term viability of corporations depends on their ability to understand and implement a business model that is based on environmental sustainability.

Who are the people behind Portfolio 21?

At Progressive Investment Management, the following people are responsible for the management of Portfolio 21:

Leslie E. Christian, CFP, CFA
President

Leslie has more than 25 years experience in the investment field including nine years in New York as a Director with Salomon Brothers Inc. Leslie received her bachelor's degree from the University of Washington and her MBA in Finance from the University of California, Berkeley. She has earned both the Chartered Financial Analyst and Certified Financial Planner designations.

Carsten Henningsen
Chairman


Carsten has more than 20 years experience in socially and environmentally responsible investing and is considered a pioneer in the field. He received his bachelor's degree from the University of Puget Sound in Tacoma, Washington and is a graduate of the international management program at Stichting Nijenrode, The Netherlands School of Business in Breuklen, The Netherlands.


James Madden, CFA
Senior Portfolio Manager


Jim has more than nine years experience in socially and environmentally responsible investing. He has led several shareholder resolutions with corporations and developed shareholder activism programs. He received his bachelor's degree and MBA from the University of Wisconsin. Jim has earned the Chartered Financial Analyst designation.


Anthony S. Tursich, CFA
Portfolio Manager


Tony has over six years of experience in the securities industry. He received his bachelor's degree from Montana State University and his MBA from Portland State University. Tony has studied European business at Ecole Superieure de Commerce Marseille-Provence in France and has earned the Chartered Financial Analyst.


Indigo Teiwes-Cain
Research Analyst


Indigo manages the environmental  sustainability  research program for Portfolio
21. Her work involves company research as well as industry analysis. Indigo graduated from the University of Oregon and was valedictorian of both the Lundquist College of Business and the Environmental Studies Program. She has worked with the Sierra Club, the University of Oregon's Sustainable Business Symposium, Ogden Environmental and Energy Services and the Sustainable Project Exchange, an Oregon Natural Step Network Group. Indigo is currently Chair of the Energy Working Group of the Natural Capital Center, and is a Board member of the Green House Network.


Progressive Investment Management has assembled an Advisory Board of composed of the following individuals:

Spencer Beebe, Chairman and President, Ecotrust
Susan Burns, Principal, Natural Strategies Inc.
Catherine Gray, Executive Director, The Natural Step US
Magnus Huss, Secretary General, The Natural Step Sweden
L. Hunter Lovins, CEO (Strategy), Rocky Mountain Institute
Allan Savory, Founding Director, The Allen Savory Center for Holistic Management Ariane van Buren, PH.D, Director of Energy and Environmental Programs,
   Interfaith Center on Corporate Responsibility
Mathis Wackernagel, Director of the National Indicators Program, Redefining
   Progress

CONSULTANTS

Natural Strategies Inc. Natural Strategies Inc, a sustainability management consulting firm, provides consultation and technical support to Portfolio 21's research and analysis team. In addition, Natural Strategies has been instrumental in the development of the screening criteria and selection methodology used to evaluate companies for Portfolio 21. Through group facilitation and original research, Natural Strategies assisted in translating the principles of The Natural Step and other sustainability frameworks into a detailed set of criteria and a comprehensive scoring system. Natural Strategies brings to Portfolio 21 knowledge and expertise in the following areas: corporate sustainability research, benchmarking, best practices research, environmental management, corporate strategy, and environmental reporting.

What makes a company a candidate for investment?

Portfolio 21 invests in those companies that have shown exceptional and significant leadership in sustainable business practices. Some are changing the landscape of the industry they are in, forcing others in their industry to catch up. Others have product lines that are ecologically superior to their competition; in fact, they use ecological principles as a driver for new product design. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

Portfolio 21 companies are chosen using a rigorous screening process. First, a company selected for consideration in Portfolio 21 must have corporate leadership that has made an explicit commitment to sustainable business practices and is allocating significant resources to achieve its goals. Next, through a detailed industry profile, we identify the most critical ecological impacts and issues the company and its industry face. Next, the company is scored against criteria tailored to its industry group and is compared with its competition in such areas as the ecological aspects of its product range, the lifecycle impacts of its products and services, its relationships with suppliers, investments in sustainable technologies and processes, leadership, resource efficiency, and environmental management.

Companies considered for Portfolio 21 must be publicly traded and meet prudent financial requirements. Of particular interest is the composition of a company's earnings. Of most appeal are earnings improvements that are derived from ecologically superior product lines, the efficient use and reuse of resources, investments in renewable energy, innovative transportation and distribution strategies, and the fair and efficient use of resources with respect to meeting human needs.

What are the financial criteria for selecting companies and how much risk does Portfolio 21 have in comparison to the S&P 500 Index?

Portfolio 21 is a global fund, meaning that a significant portion of its holdings may be non-US stocks. The Portfolio began with approximately 30 to 40 stocks representing companies in the United States, Europe, Japan and Australia. Companies are added to the portfolio as they qualify.

In addition to the environmental sustainability criteria, a company selected for Portfolio 21 must exhibit certain financial characteristics that indicate positive prospects for long term earnings growth. These include some or all of the following: rising trends in revenues and earnings; a sound balance sheet; increasing profit margins; and evolving product lines. It is important that a company be financially positioned to take advantage of long term trends related to the shift from a resource-based economy to a knowledge-based economy. In this sense, there is a clear link between a company's financial characteristics and outlook and its environmental sustainability.

Financial risk is composed of several factors: country and currency risk; industry risk; market capitalization; and specific company risk. Progressive Investment Management will seek to manage portfolio risk through prudent diversification and portfolio positions that are proportionate to a company's market capitalization. The actual selection process is a bottom up approach, concentrating on the specific characteristics of each company and then qualifying the companies using financial and environmental criteria appropriate to their industry groups.

Portfolio 21 is not intended to reflect the exact composition of existing market indices such as the S&P 500. Due to the investment criteria specified above, the portfolio may be relatively higher or lower weighted in particular industries than the current capital markets reflect. For example, based on our industry analysis, certain industries, due to their relatively low environmental impact, are more likely to perform well compared to other industries. In addition, certain industries have a higher composition of "sustainability leaders" than other industries. For these reasons, certain industries may be represented more heavily in the portfolio.

The approach is long term, as is consistent with a sustainability approach. A result of this approach is that the Portfolio will have relatively low turnover, making it a potentially more efficient tax vehicle than funds with high turnover rates.

How does Portfolio 21 research companies?

The research process begins with a universe of approximately 1,500 publicly traded companies, including the S&P 500, S&P 400, and non-US stocks traded as ADRs on US exchanges. These companies are reviewed to identify those with an environmental commitment. To this list we add companies - both US and non-US - that have been recognized as leaders either by our board of advisors or other organizations. We then add companies that have participated in or sponsored environmental organizations, programs or events. In addition, we prepare a detailed analysis of each industry sector, which helps us identify leaders in each industry. Finally, an ongoing search of relevant web sites and publications identifies additional companies for analysis.

Through a series of evaluation steps, the portfolio managers narrow this master list to those companies that it believes may meet the sustainability criteria. These companies are investigated further through a review of their financial and environmental statements, third party research, and personal contact with company representatives.

On an ongoing basis, all companies are reviewed to confirm their continued commitments to sustainability. The company either remains in the portfolio or is removed. Periodically, new companies are added as they qualify.

How does Portfolio 21 define sustainability?

Our definition of sustainability and its translation into detailed evaluation criteria have been informed by the considerable body of knowledge offered by our advisory board members and their organizations, including The Natural Step in the U.S. and Europe, Rocky Mountain Institute and Redefining Progress. To quote one of our advisory board members, Mathis Wackernagel, the co-author of the book Our Ecological Footprint: "Sustainability is securing people's quality of life within the means of nature."

Our definition of sustainability acknowledges the limits of nature and society's dependence on nature. It recognizes the fundamental challenge we face: meeting human needs without undermining nature's ability to support our economy into the future.

Our approach and criteria have been significantly informed by the work of The Natural Step*, which has articulated the underlying principles necessary for a sustainable society. These principles have allowed us to translate the general concept of sustainability into specific criteria. These criteria assist us in identifying the concrete actions we are seeking in companies based on the impact of their industries as a whole.

--------
* The Natural Step (TNS) is an international network of nonprofit educational organizations working to accelerate the movement toward a sustainable society. The Natural Step was founded in 1989 by Dr. Karl-Henrik Robert, one of Sweden's leading cancer researchers. TNS provides a planning framework that is grounded in natural science and serves as a guide for businesses, communities, academia, government entities, and individuals undertaking the path of sustainable development.

Is Portfolio 21 a no-load mutual fund?


Yes, Portfolio 21 is a no load mutual fund. The Portfolio does not charge any sales loads other than an annual 12b-1 fee of 0.25%. In addition, the Advisor has agreed to waive its investment advisory fee for the first six months of the Portfolio's operations. Of course, like all mutual funds, the Portfolio pays the expenses of its ongoing operations.


There can be no guarantee that Portfolio 21 will achieve its objectives or that its focus on environmental sustainability factors will result in better performance than other mutual funds.

                                    THE TRUST


The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Portfolio. Progressive Investment Management Corporation, the Advisor, is the Portfolio's investment advisor.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Portfolio. The Prospectus of the Portfolio and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Portfolio is to seek to provide investors with long-term growth of capital. The Portfolio primarily invests in common stocks of domestic and foreign companies that satisfy certain environmental sustainability criteria. There is no assurance that the Portfolio will achieve its objective. The Portfolio is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the Portfolio purchases a security. However, if the Portfolio purchases a security and holds it for a period of time, the security may become a larger percentage of the Portfolio's total assets due to movements in the financial markets. If the market affects several securities held by the Portfolio, the Portfolio may have a greater percentage of its assets invested in securities of fewer issuers. Then the Portfolio would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Portfolio qualifying as a diversified mutual fund under applicable federal laws.


In addition to the risks associated with particular types of securities, which are discussed below, the Portfolio is subject to general market risks. The Portfolio invests primarily in common stocks. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over a short or even an extended period. This could affect the net asset value of your Portfolio shares.

Equity Securities. The equity securities in which the Portfolio invests generally consist of common stock and securities convertible into or exchangeable for common stock. The securities in which the Portfolio invests are expected to be either listed on an exchange or traded in an over-the-counter market.


To the extent the Portfolio invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Portfolio. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Portfolio.

Investment Company Securities. The Portfolio may invest in shares of other investment companies in pursuit of its investment objective. The Portfolio currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio, or its affiliated persons, as a whole. This may include investments in money market mutual funds in connection with management of daily cash positions. In addition to the advisory and operational fees the Portfolio bears directly in connection with its own operation, the Portfolio and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Foreign Investments and Currencies. The Portfolio will invest in securities of foreign issuers that are not publicly traded in the United States. The Portfolio may also invest in American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), foreign securities traded on a national securities market, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

     Depositary Receipts. The Portfolio may invest its assets in securities of foreign issuers in the form of depositary receipts, such as ADRs and EDRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing similar arrangements. For purposes of the Portfolio's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.


Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Portfolio may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency. Such changes will also affect the Portfolio's income. The value of the Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     Market Characteristics. The Advisor expects that many foreign securities in which the Portfolio invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Portfolio's foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on certain of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Portfolio shareholders.

     Costs. To the extent that the Portfolio invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     Emerging Markets. Some of the securities in which the Portfolio may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Portfolio's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

Forward Currency Contracts. The Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Illiquid Securities. The Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Portfolio's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Portfolio's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Portfolio will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the U.S. Government security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Short-Term Investments

The Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

The Portfolio may not:

(1) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

(2) Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(3) Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

(4) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(5) Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Portfolio in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

(6) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

(7) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

(8) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

The Portfolio observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Portfolio may not:

(9) Invest in any issuer for purposes of exercising control or management.

(10) Invest in securities of other investment companies except as permitted under the 1940 Act.


(11) Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.


(12) With respect to fundamental investment restriction (2) above, the Portfolio will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Portfolio expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Portfolio is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Portfolio will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Portfolio's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Portfolio will not be subject to any federal income or excise taxes. To comply with the requirements, the Portfolio must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Portfolio paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Portfolio.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. In view of the Portfolio's investment policies, it is expected that dividends from domestic corporations may be part of the Portfolio's gross income and that, accordingly, part of the distributions by the Portfolio may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Portfolio's gross income attributable to qualifying dividends is largely dependent on the Portfolio's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject  to  withholding  of  federal  income  tax in  the  case  of  non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Portfolio reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the total assets of the Portfolio at the end of its fiscal year is invested in stock or securities of foreign corporations, the Portfolio may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Portfolio's foreign source income (including any foreign income taxes paid by the Portfolio), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Portfolio at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Portfolio) to be included in their income tax returns. If not more than 50% in value of the Portfolio's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Portfolio will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Portfolio. In this case, these taxes will be taken as a deduction by the Portfolio.

The Portfolio may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by the Portfolio that substantially diminishes the Portfolio's risk of loss from any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolio that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Portfolio. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of the Portfolio's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

The Portfolio will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Portfolio. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Portfolio.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by the Portfolio's management, and counsel to the Portfolio has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


---------------------- ------------ --------------------- ------------------------------------------- ---------------
                        Position     Term of Office and                                                   Other
       Name, Address      with         Length of Time       Principal Occupation During Past Five     Directorships
          and Age       the Trust          Served                           Years                          Held
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                      Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*      Chairman     Indefinite Term       Consultant, Talon Industries                None.
  (born 1943)          and Trustee  since May 1991.       (administrative, management and business
2020 E. Financial Way                                     consulting); formerly Chief Operating
Suite 100                                                 Officer, Integrated Asset Management
Glendora, CA 91741                                        (investment advisor and manager) and
                                                          formerly President, Value Line, Inc.
                                                          (investment advisory and financial
                                                          publishing firm).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Wallace L. Cook*       Trustee      Indefinite Term       Retired.  Formerly Senior Vice President,   None.
  (born 1939)                       since May 1991.       Rockefeller Trust Co.; Financial
2020 E. Financial Way                                     Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Carl A. Froebel*       Trustee      Indefinite Term       Private Investor.  Formerly Managing        None.
  (born 1938)                       since May 1991.       Director, Premier Solutions, Ltd.
2020 E. Financial Way                                     Formerly President and Founder, National
Suite 100                                                 Investor Data Services, Inc. (investment
Glendora, CA 91741                                        related computer software).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Rowley W.P. Redington* Trustee      Indefinite Term       President; Intertech Computer Service       None.
  (born 1944)                       since May 1991.       Corp. (computer services and consulting);
2020 E. Financial Way                                     formerly Vice President, PRS of New
Suite 100                                                 Jersey, Inc. (management consulting), and
Glendora, CA 91741                                        Chief Executive Officer, Rowley
                                                          Associates (consultants).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Ashley T. Rabun*       Trustee      Indefinite Term       Founder and Chief Executive Officer,        Trustee,
  (born 1952)                       since May 2002.       InvestorReach, Inc. (financial services     E*TRADE Funds.
2020 E. Financial Way                                     marketing and distribution consulting).
Suite 100
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                       Interested Trustee of the Trust
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Steven J. Paggioli**   Trustee      Indefinite Term       Consultant, U.S. Bancorp Fund Services,     Trustee,
  (born 1950)                       since May 1991.       LLC since July 2001; formerly, Executive    Managers
2020 E. Financial Way                                     Vice President, Investment Company          Funds.
Suite 100                                                 Administration, LLC ("ICA") (mutual fund
Glendora, CA 91741                                        administrator and the Fund's former
                                                          administrator).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                            Officers of the Trust
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Robert M. Slotky       President    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
(born 1947)                         since August 2002.    Services, LLC since July 2001; formerly,    Applicable.
2020 E. Financial Way                                     Senior Vice President, ICA (May 1997-July
Suite 100                                                 2001).
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Eric W. Falkeis        Treasurer    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1973)                       since August 2002.    Services, LLC since 1997; Chief Financial   Applicable.
615 East Michigan St.                                     Officer, Quasar Distributors, LLC since
Milwaukee, WI 53202                                       2000.
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Chad E. Fickett        Secretary    Indefinite Term       Compliance Administrator, U.S. Bancorp      Not
  (born 1973)                       since March 2002.     Fund Services, LLC since July 2000.         Applicable.
615 East Michigan St.
Milwaukee, WI 53202
---------------------- ------------ --------------------- ------------------------------------------- ---------------

*Denotes those Trustees of the Trust who are not "interested persons" of the of the Trust as defined in the 1940 Act.
**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Funds' administrator.


Compensation


Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


                                    Aggregate      Pension or Retirement  Estimated Annual   Total Compensation
       Name of Person/Position  Compensation From   Benefits Accrued as    Benefits Upon    from Trust(2)Paid to
                                   the Trust(1)    Part of Fund Expenses    Retirement           Trustees
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Dorothy A. Berry, Trustee            $25,000                None               None              $25,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Wallace L. Cook, Trustee             $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Carl A. Froebel, Trustee             $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Rowley W.P. Redington, Trustee       $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Ashley T. Rabun, Trustee(3)          $20,000                None               None              $20,000


1 For the fiscal year ended August 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended August 31, 2002, trustees fees and expenses in the amount of $6,155 were allocated to the Portfolio. 3 Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Disinterested Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once with respect to the Portfolio during the Portfolio's last fiscal year. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Portfolio's financial statements and to ensure the integrity of the Portfolio's pricing and financial reporting.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator's staff who is knowledgeable about the Portfolio and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee met twice during the Portfolio's last fiscal year with respect to the Portfolio.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of December 31, 2001, no Independent Trustee of the Trust beneficially owned shares of the Portfolio and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Portfolio.
Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of November 29, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Portfolio:


Principal Holders of the Portfolio
---------------------------------- --------------- -------------------------
Name and Address                     % Ownership      Type of Ownership
---------------------------------- --------------- -------------------------
Charles Schwab & Co., Inc.             76.11%               Record
101 Montgomery Street
San Francisco, CA 94104
---------------------------------- --------------- -------------------------

                       THE PORTFOLIO'S INVESTMENT ADVISOR


As stated in the Prospectus, investment advisory services are provided to the Portfolio by Progressive Investment Management Corporation, 721 N.W. Ninth Avenue, Suite 250, Portland, OR 97209, the Advisor, pursuant to an Investment Advisory Agreement. After its initial two year term, the Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Portfolio), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

In reviewing the Advisory Agreement on behalf of the Portfolio at a meeting of the Board of Trustees on May 20 and 21, 2002, the Board of Trustees, including Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Portfolio; (b) the appropriateness of the fees paid by the Portfolio to the Advisor; (c) the level of overall Portfolio expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Portfolio's investments. Specifically in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Portfolio and the proposed expenses of the Portfolio were reasonably and genuinely consistent in relation to the relevant peer groups for the Portfolio. The Board of Trustees also noted that the Advisor's brokerage practices were reasonably efficient.

For the fiscal year ended August 31, 2002, the Portfolio accrued $136,728 in advisory fees, $125,780 of which was waived by the Advisor. For the fiscal year ended August 31, 2001, the Portfolio accrued $75,948 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Portfolio an additional $46,557 for operating expenses. For the period September 30, 1999 (commencement of operations) through August 31, 2000, the Portfolio accrued $35,632 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Portfolio an additional $70,945 for operating expenses.

The Advisor has contractually agreed to limit the Portfolio's operating expenses, including the Advisor's fee, to an annual level of 1.50% of the Portfolio's average daily net assets. Under the contractual expense limitation agreement, the Advisor may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Portfolio's payment of current ordinary Portfolio expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

                                SERVICE PROVIDERS

Administrator & Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator"), provides administrative services to the Portfolio pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required filings necessary to maintain the Portfolio's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio related expenses; monitor and oversee the activities of the Portfolio's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio's daily expense accruals; and perform such additional services as may be agreed upon by the Portfolio and the Administrator. The Administrator also serves as the Portfolio's Transfer Agent under a separate agreement.

For the fiscal years ended August 31, 2002 and 2001 and the period September 30, 1999 through August 31, 2000, the Administrator received administration fees of $31,117, $30,000 and $27,542, respectively, from the Portfolio.

Custodian

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Portfolio. Under the Custodian Agreement, U.S. Bank, National Association holds the Portfolio's securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Accountants and Legal Counsel

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, are the independent accountants for the Portfolio, whose services include auditing the Portfolio's financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Portfolio and provides counsel on legal matters relating to the Portfolio.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Portfolio. Pursuant to a distribution agreement between the Portfolio and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Portfolio shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement between the Portfolio and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                          RULE 12B-1 DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that the Portfolio will pay a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. The fee is paid to the Advisor as Distribution Coordinator as reimbursement of, or in anticipation of, expenses incurred for distribution related activities.

The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

During the Portfolio's fiscal year ended August 31, 2002, the Portfolio incurred total expenditures in the amount of $91,114, of which the Plan paid fees of $34,182 pursuant to the Plan. Of those fees, $0 was paid out as selling compensation to dealers, $1,176 was for reimbursement of printing and postage expenses, $24,803 was for payment to sales personnel, $6,449 was for reimbursement of advertising/sales literature expenses and $1,753 was for reimbursement of other distribution-related office expenses.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment  Advisory  Agreement,  the Advisor  determines  which securities are to be purchased and sold by the Portfolio and which broker-dealers will be used to execute the Portfolio's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.


Purchases of portfolio securities for the Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities which the Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.


In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Portfolio, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Portfolio subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Portfolio's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Portfolio, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolio or to the Advisor, even if the specific services are not directly useful to the Portfolio and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Portfolio.

Investment decisions for the Portfolio are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Portfolio and one or more of such client accounts. In such event, the position of the Portfolio and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Portfolio at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day's transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

The Portfolio does not place securities transactions through brokers solely for selling shares of the Portfolio, although the Portfolio may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Portfolio for their customers.


During the fiscal year ended August 31, 2002, August 31, 2001 and the period September 30, 1999 through August 31, 2000, the Portfolio paid $17,035, $5,322 and $14,352, respectively, in brokerage commissions with respect to portfolio transactions.


                               PORTFOLIO TURNOVER


Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal years ended August 31, 2002, August 31, 2001 and the period September 30, 1999 through August 31, 2000, the Portfolio had a portfolio turnover rate of 8.18%, 5.31% and 0.17%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolio's Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

You may purchase shares of the Portfolio from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next - determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Portfolio shares is the net asset value. The Portfolio receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Portfolio's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Portfolio will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

How to Sell Shares

You can sell your Portfolio shares any day the NYSE is open for regular trading, either directly to the Portfolio or through your investment representative. The Portfolio will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments  to  shareholders  for  Portfolio  shares  redeemed  directly  from the
Portfolio will be made as promptly as possible but no later than seven days after receipt by the Portfolio's Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Portfolio's Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolio's shareholders. At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling Shares Directly to the Portfolio

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form as discussed in the Portfolio's Prospectus. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you sell shares having a net asset value of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Portfolio may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Delivery of Proceeds

The Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules, as stated above under "How to Sell Shares."

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming Portfolio shares and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Portfolio in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Portfolio nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.


Redemption Fee

As discussed in the Prospectus, the Portfolio will assess a 2.00% fee on redemptions of shares that are held for less than sixty days. This fee will not be imposed on Portfolio shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest. This is commonly referred to as "first-in, first-out." This will result in you paying the lowest redemption fee possible or no redemption fee at all.


Redemptions-in-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Portfolio's assets). The Portfolio has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Portfolio's securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE


As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Portfolio shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.

Generally, the Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

The  Portfolio  will  invest  in  foreign  securities,  and  as  a  result,  the calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Portfolio securities of that are traded both on an exchange and in the over-the-counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, based on the value determined on the 61st day. All other assets of the Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Portfolio calculated its net asset value per share as of August 31, 2002 is as follows:

                      Net Assets
           ---------------------------------  =     Net Asset Value Per Share
                  Shares Outstanding

                     $15,158,898
           ---------------------------------  =              $16.67
                       909,125


                             PERFORMANCE INFORMATION


From time to time, the Portfolio may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from the Portfolio's inception of operations. The Portfolio may also advertise aggregate and average total return information over different periods of time.

The Portfolio's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Portfolio's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Portfolio.

Investors should note that the investment results of the Portfolio will fluctuate over time, and any presentation of the Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for the Portfolio for the fiscal year ended August 31, 2002 was as follows:

                      One Year                                   -14.04%
                      Since Inception (September 30, 1999)       - 7.37%

Please note that certain fees of the Portfolio have been waived or reimbursed from inception through August 31, 2002. Accordingly, the Portfolio's return figures are higher than they would have been had such fees not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

The Portfolio's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                  P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Portfolio expenses by the Advisor.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Portfolio for the fiscal year ended August 31, 2002 was as follows:

                      One Year                                   -14.17%
                      Since Inception (September 30, 1999)       - 7.43%

Please note that certain fees and expenses of the Portfolio have been waived or reimbursed from inception through August 31, 2002. Accordingly, the Portfolio's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Portfolio's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                  P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Portfolio expenses by the Advisor.

The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Portfolio for the fiscal year ended August 31, 2002 was as follows:

                      One Year                                    -8.49%
                      Since Inception (September 30, 1999)        -5.80%

Please note that certain fees and expenses of the Portfolio have been waived or reimbursed from inception through August 31, 2002. Accordingly, the Portfolio's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Portfolios' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                               GENERAL INFORMATION

Investors in the Portfolio will be informed of the Portfolio's  progress through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.


Shares issued by the Portfolio have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Portfolio and to the net assets of the Portfolio upon liquidation or dissolution. The Portfolio, as a separate series of the Trust, votes separately on matters affecting only the Portfolio (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Portfolio's assets for any shareholder held personally liable for obligations of the Portfolio or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Portfolio. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolio.

                              FINANCIAL STATEMENTS


The annual report to shareholders for the Portfolio for the fiscal year ended August 31, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A - 1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A - 2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     PART C
                                 (PORTFOLIO 21)

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on January 16, 1996 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i)  Code  of  Ethics  for  Registrant   was  previously   filed  with  the
          Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for Adviser was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 2000 and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser

     With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated February 13, 2002. The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Distributor.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the principal underwriter and distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust              The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                      Investec Funds
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
     Alternative Investment Advisors            Kit Cole Investment Trust
            Blue & White Fund                  Light Revolution Fund, Inc.
         Brandes Investment Trust                   The Lindner Funds
      Brandywine Advisors Fund, Inc.                   LKCM Funds
           Brazos Mutual Funds            Matrix Asset Advisor Value Fund, Inc.
     Builders Fixed Income Fund, Inc.              Monetta Fund, Inc.
            CCM Advisors Funds                        Monetta Trust
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust             MW Capital Management Funds
            Cullen Funds Trust                       Optimum Q Funds
          DAL Investment Company               PIC Investment Trust Funds
         Dow Jones Islamic Index            Professionally Managed Portfolios
              Everest Funds                     Prudent Bear Mutual Funds
        First American Funds, Inc.                Purisima Funds Trust
First American Insurance Portfolios, Inc.            Quintara Funds
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
       Harding, Loevner Funds, Inc.                   Wexford Trust
         The Hennessy Funds, Inc.                     Zodiac Trust
----------------------------------------- --------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- ---------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- ---------------------------
Joe Redwine         Board Member                     None
------------------- -------------------------------- ---------------------------
Robert Kern         Board Member                     None
------------------- -------------------------------- ---------------------------
Eric W. Falkeis     Board Member                     None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- ---------------------------------------------
Records Relating to:               Are located at:
---------------------------------- ---------------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- ---------------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- ---------------------------------------------
Registrant's Investment Adviser    Progressive Investment Management Corporation
                                   721 N.W. Ninth Avenue, Suite 250
                                   Portland, Oregon 97209
---------------------------------- ---------------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of December, 2002.


                                            Professionally Managed Portfolios

                                            By: Robert M. Slotky*
                                              ----------------------------------
                                                Robert M. Slotky
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on December 19, 2002.

Signature                             Title

Steven J. Paggioli*
-----------------------
Steven J. Paggioli                    Trustee

Dorothy A. Berry*
-----------------------
Dorothy A. Berry                      Trustee

Wallace L. Cook*
-----------------------
Wallace L. Cook                       Trustee

Carl A. Froebel*
-----------------------
Carl A. Froebel                       Trustee

Rowley W. P. Redington*
-----------------------
Rowley W. P. Redington                Trustee

Ashley T. Rabun*
-----------------------
Ashley T. Rabun                       Trustee

Robert M. Slotky*
-----------------------
Robert M. Slotky                      President

Eric W. Falkeis*
-----------------------
Eric W. Falkeis                       Treasurer and Principal Financial
                                      and Accounting Officer

*  By /s/ Eric W. Falkeis
      -------------------
          Eric W. Falkeis
        Attorney-in-Fact pursuant to Power
        of Attorney


EXHIBIT INDEX

      Exhibit                                                        Exhibit No.

      Consent of Independent Public Accountants                        EX-99.j.